BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	3,700,000,000	3,700,000,000	3,700,000,000
Common stock, Issued	51,621,000	49,737,000	190,587,000
Common stock, outstanding	51,621,000	49,737,000	190,587,000